UNITED STATES

SECURITIES AND EXCHANGE COMMISSION

Washington, DC 20549

FORM N-Q

QUARTERLY SCHEDULE OF PORTFOLIO HOLDINGS OF REGISTERED

MANAGEMENT INVESTMENT COMPANY

_______________________________

Investment Company Act file number 811-2786

DWS High Income Series

(Exact name of registrant as specified in charter)

345 Park Avenue

New York, NY 10154

(Address of principal executive offices)             (Zip code)

Paul Schubert

345 Park Avenue

New York, NY 10154-0004

(Name and address of agent for service)

Registrant's telephone number, including area code: (212) 454-7190

Date of fiscal year end: 09/30

Date of reporting period: 06/30/08

ITEM 1. SCHEDULE OF INVESTMENTS

Investment Portfolio	as of June 30, 2008 (Unaudited)

DWS High Income Fund

	Principal Amount ($) (a)	Value ($)

Corporate Bonds 88.7%
Consumer Discretionary 15.8%
AMC Entertainment, Inc., 8.0%, 3/1/2014	9,063,000	8,043,412
American Achievement Corp., 8.25%, 4/1/2012	1,720,000	1,685,600
American Achievement Group Holding Corp., 14.75%, 10/1/2012 (PIK)	3,624,534	3,334,571
Asbury Automotive Group, Inc.:
7.625%, 3/15/2017	3,990,000	3,211,950
8.0%, 3/15/2014	1,710,000	1,479,150
Ashtead Holdings PLC, 144A, 8.625%, 8/1/2015 (b)	4,040,000	3,514,800
Burlington Coat Factory Warehouse Corp., 11.125%, 4/15/2014	1,675,000	1,356,750
Cablevision Systems Corp., Series B, 7.133% ***, 4/1/2009	2,107,000	2,107,000
CanWest MediaWorks LP, 144A, 9.25%, 8/1/2015	2,875,000	2,343,125
Carrols Corp., 9.0%, 1/15/2013 (b)	1,810,000	1,574,700

Charter Communications Holdings LLC, 11.0%, 10/1/2015 (b)		2,324,000	1,722,665
Charter Communications Operating LLC, 144A, 10.875%, 9/15/2014		7,670,000	7,880,925
Cirsa Capital Luxembourg, 144A, 7.875%, 7/15/2012	EUR	1,645,000	2,149,677
Cooper-Standard Automotive, Inc., 7.0%, 12/15/2012 (b)		2,070,000	1,728,450
CSC Holdings, Inc.:
7.25%, 7/15/2008		3,315,000	3,315,000
Series B, 7.625%, 4/1/2011		3,020,000	2,959,600
Series B, 8.125%, 7/15/2009		3,290,000	3,314,675
Series B, 8.125%, 8/15/2009		6,595,000	6,644,462
Denny's Holdings, Inc., 10.0%, 10/1/2012		1,165,000	1,130,050
DIRECTV Holdings LLC, 144A, 7.625%, 5/15/2016		8,620,000	8,490,700
Dollarama Group LP, 8.883% ***, 8/15/2012		2,705,000	2,529,175
EchoStar DBS Corp.:
6.375%, 10/1/2011		3,990,000	3,850,350
6.625%, 10/1/2014		4,985,000	4,611,125
7.125%, 2/1/2016		3,820,000	3,523,950
Fontainebleau Las Vegas Holdings LLC, 144A, 10.25%, 6/15/2015		3,640,000	2,366,000
General Motors Corp.:
7.2%, 1/15/2011 (b)		11,380,000	8,762,600
7.4%, 9/1/2025		1,995,000	1,027,425
Great Canadian Gaming Corp., 144A, 7.25%, 2/15/2015		3,395,000	3,293,150
Group 1 Automotive, Inc., 8.25%, 8/15/2013		1,700,000	1,589,500
Hanesbrands, Inc., Series B, 6.508% ***, 12/15/2014		5,120,000	4,761,600
Hertz Corp.:
8.875%, 1/1/2014		8,355,000	7,644,825
10.5%, 1/1/2016 (b)		1,940,000	1,765,400
Idearc, Inc., 8.0%, 11/15/2016		13,285,000	8,352,944
Indianapolis Downs LLC, 144A, 11.0%, 11/1/2012		2,255,000	2,052,050
Isle of Capri Casinos, Inc., 7.0%, 3/1/2014		3,490,000	2,460,450
Jarden Corp., 7.5%, 5/1/2017 (b)		2,870,000	2,496,900
Kabel Deutschland GmbH, 10.625%, 7/1/2014		3,588,000	3,668,730
Lamar Media Corp., Series C, 6.625%, 8/15/2015		2,270,000	2,065,700
Liberty Media LLC:
5.7%, 5/15/2013		540,000	483,935
8.25%, 2/1/2030 (b)		4,510,000	3,928,733
8.5%, 7/15/2029 (b)		5,890,000	5,268,505
Mediacom Broadband LLC, 8.5%, 10/15/2015 (b)		285,000	254,719
MediMedia USA, Inc., 144A, 11.375%, 11/15/2014		1,720,000	1,720,000
MGM MIRAGE:
6.75%, 9/1/2012 (b)		4,775,000	4,285,562
8.375%, 2/1/2011 (b)		3,205,000	3,092,825
MTR Gaming Group, Inc., Series B, 9.75%, 4/1/2010		6,390,000	6,390,000
Norcraft Holdings LP, Step-up Coupon, 0% to 9/1/2008, 9.75% to 9/1/2012		9,580,000	8,921,375
Penske Automotive Group, Inc., 7.75%, 12/15/2016		6,750,000	5,906,250
Pinnacle Entertainment, Inc., 8.75%, 10/1/2013 (b)		3,570,000	3,570,000
Quebecor Media, Inc., 7.75%, 3/15/2016		2,290,000	2,129,700
Quebecor World, Inc., 144A, 9.75%, 1/15/2015 **		2,830,000	1,372,550
Quiksilver, Inc., 6.875%, 4/15/2015 (b)		4,510,000	3,833,500
Reader's Digest Association, Inc., 144A, 9.0%, 2/15/2017		2,505,000	1,828,650
Sabre Holdings Corp., 8.35%, 3/15/2016		3,160,000	2,393,700
Seminole Hard Rock Entertainment, Inc., 144A, 5.276% ***, 3/15/2014		3,960,000	3,326,400
Shaw Communications, Inc., 8.25%, 4/11/2010		5,650,000	5,805,375
Shingle Springs Tribal Gaming Authority, 144A, 9.375%, 6/15/2015		2,830,000	2,299,375
Simmons Co.:
Step-up Coupon, 0% to 12/15/2009, 10.0% to 12/15/2014		11,875,000	8,728,125
7.875%, 1/15/2014		1,150,000	989,000

Sinclair Television Group, Inc., 8.0%, 3/15/2012 (b)		1,772,000	1,785,290
Sirius Satellite Radio, Inc., 9.625%, 8/1/2013 (b)		5,190,000	4,203,900
Sonic Automotive, Inc., Series B, 8.625%, 8/15/2013 (b)		3,420,000	3,163,500
Station Casinos, Inc., 6.5%, 2/1/2014		5,900,000	3,392,500
Travelport LLC:
7.307% ***, 9/1/2014		2,640,000	2,112,000
9.875%, 9/1/2014		2,955,000	2,622,562
Trump Entertainment Resorts, Inc., 8.5%, 6/1/2015 (b)		6,235,000	3,881,287
United Components, Inc., 9.375%, 6/15/2013		570,000	532,950
Unity Media GmbH:
144A, 8.75, 2/15/2015	EUR	5,250,000	7,418,617
144A, 10.375%, 2/15/2015		2,260,000	2,223,275
Univision Communications, Inc., 144A, 9.75%, 3/15/2015 (PIK)		2,610,000	1,918,350
UPC Holding BV:
144A, 7.75%, 1/15/2014	EUR	3,405,000	4,757,893
144A, 8.0%, 11/1/2016	EUR	1,700,000	2,335,305
Videotron Ltd., 144A, 9.125%, 4/15/2018		1,325,000	1,384,625
Vitro SAB de CV:
9.125%, 2/1/2017		10,780,000	8,543,150
11.75%, 11/1/2013		1,365,000	1,358,175
Young Broadcasting, Inc., 8.75%, 1/15/2014		15,800,000	8,532,000

			271,502,794
Consumer Staples 2.7%
Alliance One International, Inc., 8.5%, 5/15/2012		1,715,000	1,612,100
Delhaize America, Inc.:
8.05%, 4/15/2027		1,070,000	1,154,590
9.0%, 4/15/2031		7,709,000	9,075,058
General Nutrition Centers, Inc., 7.199% ***, 3/15/2014 (PIK)		1,960,000	1,656,200
Harry & David Holdings, Inc., 7.682% ***, 3/1/2012		2,615,000	2,301,200
North Atlantic Trading Co., 144A, 10.0%, 3/1/2012		13,632,250	11,451,090
Smithfield Foods, Inc., 7.75%, 7/1/2017		2,175,000	1,805,250
Viskase Companies, Inc., 11.5%, 6/15/2011		18,895,000	16,438,650

			45,494,138
Energy 13.0%
Atlas Energy Resources LLC, 144A, 10.75%, 2/1/2018		7,030,000	7,311,200
Belden & Blake Corp., 8.75%, 7/15/2012		15,945,000	16,303,762
Bristow Group, Inc., 7.5%, 9/15/2017		3,505,000	3,513,763
Chaparral Energy, Inc.:
8.5%, 12/1/2015		5,225,000	4,532,687
8.875%, 2/1/2017		1,925,000	1,669,938
Chesapeake Energy Corp.:
6.25%, 1/15/2018		2,225,000	2,047,000
6.875%, 1/15/2016		11,150,000	10,759,750
7.25%, 12/15/2018		5,950,000	5,786,375
7.75%, 1/15/2015		1,468,000	1,523,050
Cimarex Energy Co., 7.125%, 5/1/2017		2,880,000	2,829,600
Delta Petroleum Corp., 7.0%, 4/1/2015		7,735,000	6,613,425
Dynegy Holdings, Inc.:
6.875%, 4/1/2011 (b)		1,130,000	1,117,288
8.375%, 5/1/2016		6,425,000	6,232,250
El Paso Corp.:
7.25%, 6/1/2018		4,675,000	4,604,875
9.625%, 5/15/2012		2,325,000	2,521,265
EXCO Resources, Inc., 7.25%, 1/15/2011		4,703,000	4,620,697
Forest Oil Corp., 144A, 7.25%, 6/15/2019 (b)		1,745,000	1,675,200

Frontier Oil Corp., 6.625%, 10/1/2011 (b)	2,495,000	2,457,575
KCS Energy, Inc., 7.125%, 4/1/2012	13,015,000	12,494,400
Mariner Energy, Inc.:
7.5%, 4/15/2013	2,850,000	2,764,500
8.0%, 5/15/2017	3,660,000	3,541,050
Newfield Exploration Co., 7.125%, 5/15/2018 (b)	5,250,000	4,974,375
OPTI Canada, Inc.:
7.875%, 12/15/2014 (b)	4,465,000	4,409,188
8.25%, 12/15/2014	7,770,000	7,731,150
Petrohawk Energy Corp.:
144A, 7.875%, 6/1/2015	3,495,000	3,411,994
9.125%, 7/15/2013	3,295,000	3,377,375
Plains Exploration & Production Co.:
7.0%, 3/15/2017	3,000,000	2,880,000
7.625%, 6/1/2018	5,955,000	5,955,000
Quicksilver Resources, Inc., 7.125%, 4/1/2016	8,385,000	7,808,531
Range Resources Corp., 7.25%, 5/1/2018	570,000	565,725
Sabine Pass LNG LP:
7.25%, 11/30/2013 (b)	875,000	796,250
7.5%, 11/30/2016	12,295,000	11,065,500
SandRidge Energy, Inc., 144A, 8.0%, 6/1/2018	2,320,000	2,331,600
Stallion Oilfield Services, 144A, 9.75%, 2/1/2015	1,925,000	1,636,250
Stone Energy Corp.:
6.75%, 12/15/2014	5,935,000	5,207,962
8.25%, 12/15/2011	9,440,000	9,204,000
Tennessee Gas Pipeline Co., 7.625%, 4/1/2037	2,860,000	2,976,634
Tesoro Corp., 6.5%, 6/1/2017	2,426,000	2,177,335
Whiting Petroleum Corp.:
7.0%, 2/1/2014	3,505,000	3,439,281
7.25%, 5/1/2012	6,195,000	6,148,537
7.25%, 5/1/2013	1,445,000	1,434,163
Williams Companies, Inc.:
8.125%, 3/15/2012	10,576,000	11,104,800
8.75%, 3/15/2032	14,037,000	15,931,995
Williams Partners LP, 7.25%, 2/1/2017	2,865,000	2,865,000

		222,352,295
Financials 11.4%
Algoma Acquisition Corp., 144A, 9.875%, 6/15/2015	9,115,000	8,659,250
Ashton Woods USA LLC, 9.5%, 10/1/2015	9,125,000	5,292,500
Buffalo Thunder Development Authority, 144A, 9.375%, 12/15/2014	1,705,000	1,142,350
Conproca SA de CV, Series REG S, 12.0%, 6/16/2010	14,101,160	15,793,299
Eaton Vance Corp., CDO II, Series C-X, 13.68%, 7/15/2012 **	2,363,417	0

Ford Motor Credit Co., LLC:
7.25%, 10/25/2011	23,115,000	17,913,224
7.375%, 10/28/2009	41,790,000	38,061,454
7.875%, 6/15/2010	11,255,000	9,714,832
GMAC LLC, 6.875%, 9/15/2011	45,345,000	32,583,647
Hawker Beechcraft Acquisition Co., LLC:
8.5%, 4/1/2015	5,975,000	6,019,813
8.875%, 4/1/2015 (PIK)	5,440,000	5,467,200
9.75%, 4/1/2017 (b)	6,795,000	6,795,000
Hexion US Finance Corp., 9.75%, 11/15/2014	1,675,000	1,515,875
Inmarsat Finance PLC, Step-up Coupon, 0% to 11/15/2008, 10.375% to 11/15/2012	9,996,000	10,095,960
iPayment, Inc., 9.75%, 5/15/2014	3,155,000	2,665,975
Local TV Finance LLC, 144A, 9.25%, 6/15/2015 (PIK)	2,890,000	2,254,200

Merrill Lynch & Co., Inc., 6.875%, 4/25/2018	3,155,000	3,002,696
New ASAT (Finance) Ltd., 9.25%, 2/1/2011	4,710,000	3,014,400
Residential Capital LLC, 144A, 8.5%, 5/15/2010	2,859,000	2,401,560
Tropicana Entertainment LLC, 9.625%, 12/15/2014 **	8,975,000	4,263,125
UCI Holdco, Inc., 10.276% ***, 12/15/2013 (PIK)	4,117,193	3,499,614
Universal City Development Partners, 11.75%, 4/1/2010	15,045,000	15,458,737

		195,614,711
Health Care 5.3%
Advanced Medical Optics, Inc., 7.5%, 5/1/2017 (b)	6,685,000	6,150,200
Bausch & Lomb, Inc., 144A, 9.875%, 11/1/2015 (b)	4,840,000	4,864,200
Boston Scientific Corp., 6.0%, 6/15/2011	4,088,000	3,996,020
Community Health Systems, Inc., 8.875%, 7/15/2015	22,330,000	22,469,563
HCA, Inc.:
9.125%, 11/15/2014	4,520,000	4,621,700
9.25%, 11/15/2016	13,030,000	13,420,900
9.625%, 11/15/2016 (PIK)	4,750,000	4,892,500
HEALTHSOUTH Corp., 10.75%, 6/15/2016 (b)	2,380,000	2,558,500
IASIS Healthcare LLC, 8.75%, 6/15/2014	3,590,000	3,625,900
Psychiatric Solutions, Inc., 7.75%, 7/15/2015	2,870,000	2,841,300
Surgical Care Affiliates, Inc., 144A, 8.875%, 7/15/2015 (PIK)	3,435,000	3,005,625
The Cooper Companies, Inc., 7.125%, 2/15/2015 (b)	5,700,000	5,472,000
Vanguard Health Holding Co. I, LLC, Step-up Coupon, 0% to 10/1/2009, 11.25% to 10/1/2015	3,940,000	3,467,200
Vanguard Health Holding Co. II, LLC, 9.0%, 10/1/2014	9,430,000	9,335,700

		90,721,308
Industrials 10.3%
Actuant Corp., 6.875%, 6/15/2017 (b)	2,290,000	2,249,925
Allied Security Escrow Corp., 11.375%, 7/15/2011	5,135,000	4,416,100
Allied Waste North America, Inc., 6.5%, 11/15/2010	2,030,000	2,030,000
American Color Graphics, Inc., 10.0%, 6/15/2010 *	5,685,000	1,876,050
American Color Graphics, Inc., Promissory Note due 9/15/2008 (c)	341,100	0
American Railcar Industries, Inc., 7.5%, 3/1/2014	2,820,000	2,622,600
ARAMARK Corp., 6.373% ***, 2/1/2015	3,990,000	3,730,650
Baldor Electric Co., 8.625%, 2/15/2017 (b)	2,850,000	2,864,250
BE Aerospace, Inc., 8.5%, 7/1/2018	1,000,000	1,002,500
Belden, Inc., 7.0%, 3/15/2017	2,840,000	2,726,400
Browning-Ferris Industries, Inc., 7.4%, 9/15/2035	9,568,000	9,089,600
Building Materials Corp. of America, 7.75%, 8/1/2014	3,990,000	3,271,800
Cenveo Corp., 144A, 10.5%, 8/15/2016 (b)	910,000	900,900
Congoleum Corp., 8.625%, 8/1/2008 **	6,765,000	5,073,750

DRS Technologies, Inc.:
6.625%, 2/1/2016		1,435,000	1,456,525
6.875%, 11/1/2013		8,120,000	8,120,000
7.625%, 2/1/2018		9,875,000	10,442,812
Education Management LLC, 8.75%, 6/1/2014		2,990,000	2,780,700
Esco Corp.:
144A, 6.651% ***, 12/15/2013		1,875,000	1,762,500
144A, 8.625%, 12/15/2013		5,665,000	5,721,650
General Cable Corp.:
5.073% ***, 4/1/2015		4,305,000	3,820,687
7.125%, 4/1/2017 (b)		3,025,000	2,881,312
Gibraltar Industries, Inc., Series B, 8.0%, 12/1/2015		2,850,000	2,379,750
Great Lakes Dredge & Dock Co., 7.75%, 12/15/2013		2,365,000	2,240,838
Harland Clarke Holdings Corp., 9.5%, 5/15/2015		2,870,000	2,353,400
K. Hovnanian Enterprises, Inc.:
8.875%, 4/1/2012		11,060,000	8,073,800
144A, 11.5%, 5/1/2013		575,000	596,563
Kansas City Southern de Mexico SA de CV:
7.375%, 6/1/2014		4,875,000	4,728,750
7.625%, 12/1/2013		7,670,000	7,439,900
9.375%, 5/1/2012		8,785,000	9,136,400
Kansas City Southern Railway Co.:
7.5%, 6/15/2009		2,235,000	2,257,350
8.0%, 6/1/2015 (b)		5,425,000	5,479,250
Mobile Services Group, Inc., 9.75%, 8/1/2014		3,435,000	3,297,600
Moog, Inc., 144A, 7.25%, 6/15/2018		1,170,000	1,158,300
Navios Maritime Holdings, Inc., 9.5%, 12/15/2014		4,505,000	4,606,362
Ply Gem Industries, Inc., 144A, 11.75%, 6/15/2013		2,075,000	1,903,813
R.H. Donnelley Corp., 144A, 8.875%, 10/15/2017		15,980,000	9,508,100
Rainbow National Services LLC, 144A, 10.375%, 9/1/2014		740,000	786,250
RBS Global & Rexnord Corp., 9.5%, 8/1/2014		2,575,000	2,484,875
Seitel, Inc., 9.75%, 2/15/2014		1,750,000	1,564,063
Titan International, Inc., 8.0%, 1/15/2012		10,105,000	9,902,900
TransDigm, Inc., 7.75%, 7/15/2014		1,705,000	1,683,688
U.S. Concrete, Inc., 8.375%, 4/1/2014		3,219,000	2,856,862
United Rentals North America, Inc.:
6.5%, 2/15/2012 (b)		5,955,000	5,359,500
7.0%, 2/15/2014 (b)		8,020,000	6,215,500
Vought Aircraft Industries, Inc., 8.0%, 7/15/2011		1,820,000	1,692,600

			176,547,125
Information Technology 3.8%
Alion Science and Technology, 10.25%, 2/1/2015		2,790,000	1,953,000
Freescale Semiconductor, Inc., 8.875%, 12/15/2014		9,080,000	7,377,500
L-3 Communications Corp.:
5.875%, 1/15/2015		9,690,000	8,939,025
Series B, 6.375%, 10/15/2015		4,430,000	4,142,050
7.625%, 6/15/2012		10,340,000	10,443,400
Lucent Technologies, Inc., 6.45%, 3/15/2029 (b)		10,785,000	8,250,525
MasTec, Inc., 7.625%, 2/1/2017		3,985,000	3,387,250
NXP BV/NXP Funding LLC, 7.497% ***, 10/15/2013	EUR	4,135,000	5,468,698
Sanmina-SCI Corp., 144A, 5.526% ***, 6/15/2010		1,425,000	1,410,750
Seagate Technology HDD Holdings, 6.8%, 10/1/2016		5,410,000	4,936,625
SunGard Data Systems, Inc., 10.25%, 8/15/2015 (b)		7,495,000	7,532,475
Vangent, Inc., 9.625%, 2/15/2015		2,270,000	1,974,900

			65,816,198

Materials 10.6%
AMH Holdings, Inc., Step-up Coupon, 0% to 3/1/2009, 11.25% to 3/1/2014 (b)		5,730,000	3,781,800
Appleton Papers, Inc., Series B, 8.125%, 6/15/2011		1,665,000	1,573,425
ARCO Chemical Co., 9.8%, 2/1/2020		24,081,000	19,144,395
Cascades, Inc., 7.25%, 2/15/2013 (b)		8,433,000	7,336,710
Chemtura Corp., 6.875%, 6/1/2016		6,120,000	5,293,800
Clondalkin Acquisition BV, 144A, 4.776% ***, 12/15/2013		3,860,000	3,338,900
CPG International I, Inc., 10.5%, 7/1/2013		6,415,000	5,356,525
Exopack Holding Corp., 11.25%, 2/1/2014		9,845,000	9,131,237
Freeport-McMoRan Copper & Gold, Inc.:
8.25%, 4/1/2015		5,825,000	6,123,531
8.375%, 4/1/2017		10,805,000	11,399,275
GEO Specialty Chemicals, Inc.:
144A, 7.5% ***, 3/31/2015		6,702,681	5,018,632
144A, 10.698% ***, 12/31/2009		11,210,000	8,393,488
Georgia-Pacific LLC:
144A, 7.125%, 1/15/2017		1,995,000	1,875,300
9.5%, 12/1/2011		2,385,000	2,423,756
Hexcel Corp., 6.75%, 2/1/2015		11,780,000	11,456,050
Huntsman LLC, 11.625%, 10/15/2010		15,191,000	15,684,707
Innophos, Inc., 8.875%, 8/15/2014		1,310,000	1,310,000
Jefferson Smurfit Corp., 8.25%, 10/1/2012		4,280,000	3,734,300
Koppers Holdings, Inc., Step-up Coupon, 0% to 11/15/2009, 9.875% to 11/15/2014		8,255,000	7,470,775
Metals USA Holdings Corp., 8.698% ***, 7/1/2012 (PIK)		1,920,000	1,766,400
Millar Western Forest Products Ltd., 7.75%, 11/15/2013		1,450,000	942,500
Momentive Performance Materials, Inc., 9.75%, 12/1/2014		5,865,000	5,014,575
NewMarket Corp., 7.125%, 12/15/2016		6,860,000	6,808,550
NewPage Corp., 10.0%, 5/1/2012		5,620,000	5,690,250
Pliant Corp., 11.625%, 6/15/2009 (PIK)		7	7
Radnor Holdings Corp., 11.0%, 3/15/2010 **		1,510,000	1,888
Rhodia SA, 144A, 7.497% ***, 10/15/2013	EUR	265,000	369,770
Smurfit-Stone Container Enterprises, Inc.:
8.0%, 3/15/2017 (b)		2,800,000	2,240,000
8.375%, 7/1/2012		2,880,000	2,527,200
Steel Dynamics, Inc.:
6.75%, 4/1/2015		4,575,000	4,380,563
144A, 7.375%, 11/1/2012		1,065,000	1,065,000
Terra Capital, Inc., Series B, 7.0%, 2/1/2017		6,249,000	6,124,020
The Mosaic Co., 144A, 7.375%, 12/1/2014		8,885,000	9,284,824
Witco Corp., 6.875%, 2/1/2026		2,370,000	1,516,800
Wolverine Tube, Inc., 10.5%, 4/1/2009		5,130,000	4,770,900

			182,349,853
Telecommunication Services 7.3%
BCM Ireland Preferred Equity Ltd., 144A, 11.856% ***, 2/15/2017 (PIK)	EUR	3,262,740	3,054,071
Centennial Communications Corp.:
10.0%, 1/1/2013		2,155,000	2,187,325
10.125%, 6/15/2013		4,550,000	4,686,500
Cincinnati Bell, Inc.:
7.25%, 7/15/2013		5,875,000	5,728,125
8.375%, 1/15/2014 (b)		3,295,000	3,187,913
Cricket Communications, Inc.:
9.375%, 11/1/2014		6,565,000	6,318,812
144A, 10.0%, 7/15/2015		5,880,000	5,762,400
Embratel, Series B, 11.0%, 12/15/2008		1,296,000	1,341,360
Grupo Iusacell Celular SA de CV, 10.0%, 3/31/2012		1,543,457	1,497,154
Hellas Telecom III, 144A, 8.5%, 10/15/2013	EUR	665,000	884,723

Hellas Telecom V, 144A, 8.247% ***, 10/15/2012	EUR	960,000	1,382,998
Intelsat Subsidiary Holding Co., Ltd., 144A, 8.875%, 1/15/2015		7,115,000	6,919,337
iPCS, Inc., 4.998% ***, 5/1/2013		1,465,000	1,318,500
MetroPCS Wireless, Inc., 9.25%, 11/1/2014		8,270,000	7,959,875
Millicom International Cellular SA, 10.0%, 12/1/2013		12,015,000	12,735,900
Nortel Networks Ltd.:
6.963% ***, 7/15/2011		5,405,000	5,107,725
144A, 10.75%, 7/15/2016 (b)		4,095,000	4,054,050
Orascom Telecom Finance, 144A, 7.875%, 2/8/2014		2,115,000	1,961,663
Qwest Corp.:
7.25%, 9/15/2025		1,005,000	889,425
7.875%, 9/1/2011 (b)		5,425,000	5,425,000
Rural Cellular Corp., 9.875%, 2/1/2010		5,265,000	5,357,137
Sprint Nextel Corp., 6.0%, 12/1/2016		2,900,000	2,494,000
Stratos Global Corp., 9.875%, 2/15/2013		2,205,000	2,331,788
Telesat Canada, 144A, 11.0%, 11/1/2015		8,575,000	8,575,000
US Unwired, Inc., Series B, 10.0%, 6/15/2012		7,026,000	7,184,085
Virgin Media Finance PLC, 8.75%, 4/15/2014 (b)		14,366,000	13,504,040
West Corp., 9.5%, 10/15/2014		3,420,000	3,078,000

			124,926,906
Utilities 8.5%
AES Corp.:
8.0%, 10/15/2017		5,715,000	5,600,700
144A, 8.0%, 6/1/2020		5,840,000	5,635,600
144A, 8.75%, 5/15/2013		18,610,000	19,307,875
9.5%, 6/1/2009		3,180,000	3,267,450
Allegheny Energy Supply Co., LLC, 144A, 8.25%, 4/15/2012		25,320,000	26,396,100
CMS Energy Corp., 8.5%, 4/15/2011 (b)		13,575,000	14,171,295
Edison Mission Energy, 7.0%, 5/15/2017		5,170,000	4,833,950
Energy Future Holdings Corp., 144A, 10.875%, 11/1/2017		8,555,000	8,640,550
IPALCO Enterprises, Inc., 144A, 7.25%, 4/1/2016		2,675,000	2,634,875
Knight, Inc., 6.5%, 9/1/2012		1,605,000	1,564,875
Mirant Americas Generation LLC, 8.3%, 5/1/2011		6,675,000	6,891,937
Mirant North America LLC, 7.375%, 12/31/2013		2,235,000	2,215,444
NRG Energy, Inc.:
7.25%, 2/1/2014		6,795,000	6,489,225
7.375%, 2/1/2016		4,945,000	4,654,481
Oncor Electric Delivery Co., 7.0%, 9/1/2022		2,415,000	2,354,903
Regency Energy Partners LP, 8.375%, 12/15/2013		4,020,000	4,110,450
Reliant Energy, Inc., 7.875%, 6/15/2017 (b)		6,830,000	6,676,325
Sierra Pacific Resources:
6.75%, 8/15/2017		6,710,000	6,519,537
8.625%, 3/15/2014		1,263,000	1,324,022
Texas Competitive Electric Holdings Co., LLC, 144A, 10.25%, 11/1/2015		12,535,000	12,284,300

			145,573,894

Total Corporate Bonds (Cost $1,667,596,332)			1,520,899,222
Senior Loans*** 7.2%
Advanced Medical Optics, Inc., Term Loan B, LIBOR plus 1.75%, 5.061%, 4/2/2014		1,712,700	1,579,966
Algoma Steel, Inc., Term Loan, LIBOR plus 2.5%, 5.811%, 6/30/2013		948,367	900,948
Alliance Mortgage Cycle Loan, Term Loan, LIBOR plus 7.25%, 10.561%, 6/4/2010 **		3,500,000	175,000
Bausch & Lomb, Inc.:
Term Delay Draw, LIBOR plus 3.25%, 6.561%, 4/11/2015		684,000	671,220
Term Loan B, LIBOR plus 3.25%, 6.561%, 4/11/2015		4,558,575	4,473,398
Buffets, Inc.:
Letter of Credit, 9.733%, 5/1/2013		3,206,762	1,894,651

Term Loan B, 7.74%, 11/1/2013	5,329,302	3,148,712
Charter Communications Operations:
Term Loan, LIBOR plus 2.0%, 5.311%, 3/6/2014	5,525,000	5,502,541
Term Loan B, LIBOR plus 3.25%, 6.561%, 4/27/2011	8,101,988	7,138,378
Energy Future Holdings Corp.:
Term Loan B1, LIBOR plus 3.5%, 6.811%, 10/10/2014	26,073,975	24,203,298
Term Loan B3, LIBOR plus 3.5%, 6.811%, 10/10/2014	17,034,400	15,794,551
General Nutrition Centers, Inc., Term Loan B, LIBOR plus 2.25%, 5.561%, 9/16/2013	1,701,407	1,573,801
Golden Nugget, Term Loan, 5.74%, 6/16/2014	3,314,692	2,353,431
Hawker Beechcraft, Inc.:
Letter of Credit, LIBOR plus 2.0%, 5.311%, 3/26/2014	94,318	88,821
Term Loan B, LIBOR plus 2.0%, 5.311%, 3/26/2014	1,618,493	1,524,167
HCA, Inc., Term Loan A1, 4.301%, 11/18/2012	9,357,613	8,780,950
Hexion Specialty Chemicals:
Term Loan C1, LIBOR plus 2.25%, 5.561%, 5/5/2013	9,503,427	8,680,335
Term Loan C2, LIBOR plus 2.25%, 5.561%, 5/5/2013	2,808,255	2,565,032
IASIS Healthcare LLC, Term Loan, 8.131%, 6/15/2014	3,656,003	3,249,273
Intelstat Corp., Term Loan, LIBOR plus 9.25%, 12.561%, 8/15/2014	1,180,000	1,183,198
Longview Power LLC:
Demand Draw, 5.063%, 4/1/2014	1,141,000	1,058,277
Letter of Credit, 5.063%, 4/1/2014	321,000	297,728
Term Loan B, 5.063%, 4/1/2014	983,000	911,732
NewPage Corp., Term Loan B, LIBOR plus 3.0%, 6.311%, 11/5/2014	658,350	655,223
Rail America, Inc., Term Loan, 5.32%, 10/2/2008	4,400,000	4,400,000
Sabre, Inc., Term Loan B, LIBOR plus 2.25%, 5.561%, 9/30/2014	2,784,229	2,294,678
Symbion, Inc.:
Term Loan A, 6.149%, 8/23/2013	1,298,115	1,165,058
Term Loan B, 6.149%, 8/23/2014	1,298,115	1,165,058
Telesat Canada, Inc.:
Term Loan, 5.9%, 9/1/2014	2,024,409	1,956,632
Term Loan B, LIBOR plus 3.0%, 6.311%, 10/31/2014	6,309,916	6,098,659
Toys "R" Us, Term Loan, 6.969%, 7/1/2012	3,980,100	3,853,254
Tribune Co., Term Loan B, 5.482%, 5/24/2014	5,692,500	4,347,647

Total Senior Loans (Cost $137,150,213)		123,685,617
Preferred Securities 0.3%
Citigroup, Inc., Series E, 8.4%, 4/30/2018 (d)	3,155,000	2,999,175
Xerox Capital Trust I, 8.0%, 2/1/2027 (d)	2,025,000	1,976,523

Total Preferred Securities (Cost $5,267,300)		4,975,698
	Units	Value ($)

Other Investments 0.3%
Hercules, Inc., (Bond Unit), 6.5%, 6/30/2029 (Cost $5,737,630)	6,700,000	5,494,000
	Shares	Value ($)

Common Stocks 0.0%
GEO Specialty Chemicals, Inc.*	136,705	116,199
GEO Specialty Chemicals, Inc. 144A*	12,448	10,581

Total Common Stocks (Cost $1,635,755)		126,780
Preferred Stocks 0.0%
ION Media Networks, Inc.:
Series AI, 12.0%*	30,003	2,145
144A, 12.0%*	65,016	10,823

Total Preferred Stocks (Cost $272,427)		12,968

	Warrants 0.0%
Dayton Superior Corp., 144A, Expiration Date 6/15/2009*					560	0
DeCrane Aircraft Holdings, Inc., 144A, Expiration Date 9/30/2008*					16,090	0
New ASAT (Finance) Ltd., Expiration Date 2/1/2011*					911,300	180,065

Total Warrants (Cost $6)						180,065
	Securities Lending Collateral 4.9%
Daily Assets Fund Institutional, 2.74% (e) (f) (Cost $84,550,600)					84,550,600	84,550,600
	Cash Equivalents 1.3%
Cash Management QP Trust, 2.49% (e) (Cost $22,163,591)					22,163,591	22,163,591
					% of Net Assets	Value ($)

Total Investment Portfolio (Cost $1,924,373,854) †					102.7	1,762,088,541
Other Assets and Liabilities, Net					(2.7)	(47,460,224)

Net Assets					100.0	1,714,628,317

For information on the Fund's policies regarding the valuation of investments and other significant accounting policies, please refer to the Fund's most recent semi-annual or annual financial statements.

*	Non-income producing security.
**	Non-income producing security. Issuer has defaulted on the payment of principal or interest or has filed for bankruptcy. The following table represents bonds that are in default:
					Acquisition
Securities	Coupon	Maturity Date	Principal Amount		Cost ($)	Value ($)
Alliance Mortgage Cycle Loan	10.561%	6/4/2010	3,500,000	USD	3,508,969	175,000
Congoleum Corp.	8.625%	8/1/2008	6,765,000	USD	6,665,724	5,073,750
Eaton Vance Corp., CDO	13.68%	7/15/2012	2,363,417	USD	1,697,739	0
Quebecor World, Inc.	9.75%	1/15/2015	2,830,000	USD	2,830,000	1,372,550
Radnor Holdings Corp.	11.0%	3/15/2010	1,510,000	USD	1,333,438	1,888
Tropicana Entertainment LLC	9.625%	12/15/2014	8,975,000	USD	7,018,944	4,263,125
					23,054,814	10,886,313
***

Floating rate notes are securities whose yields vary with a designated market index or market rate, such as the coupon-equivalent of the US Treasury bill rate. These securities are shown at their current rate as of June 30, 2008.

†

The cost for federal income tax purposes was $1,934,698,730. At June 30, 2008, net unrealized depreciation for all securities based on tax cost was $172,610,189. This consisted of aggregate gross unrealized appreciation for all securities in which there was an excess of value over tax cost of $5,316,547 and aggregate gross unrealized depreciation for all securities in which there was an excess of tax cost over value of $177,926,736.

(a)	Principal amount stated in US dollars unless otherwise noted.
(b)	All or a portion of these securities were on loan. The value of all securities loaned at June 30, 2008 amounted to $80,922,770 which is 4.7% of net assets.
(c)	Security issued in lieu of interest payment due December 15, 2007 deferred until September 15, 2008. The security is deemed to be non-income producing.
(d)	Date shown is call date; not a maturity date for the perpetual preferred securities.
(e)	Affiliated fund managed by Deutsche Investment Management Americas Inc. The rate shown is the annualized seven-day yield at period end.
(f)	Represents collateral held in connection with securities lending. Income earned by the Fund is net of borrower rebates.

144A: Security exempt from registration under Rule 144A of the Securities Act of 1933. These securities may be resold in transactions exempt from registration, normally to qualified institutional buyers.

CDO: Collateralized Debt Obligation
LIBOR: Represents the London InterBank Offered Rate.
PIK: Denotes that all or a portion of the income is paid in kind.

At June 30, 2008, the Fund had unfunded loan commitments of $665,965 which could be extended at the option of the borrower, pursuant to the following loan agreement:
		Unfunded Loan		Unrealized
Borrower		Commitment ($)	Value ($)	Depreciation ($)
Bausch & Lomb, Inc., Term Delay Draw, 4/11/2015		453,150	447,480	(5,670)
Telesat Canada, Inc., Term Loan B, 10/31/2014		212,815	208,707	(4,108)
Total		665,965	656,187	(9,778)

At June 30, 2008, open credit default swaps contracts sold were as follows:
Effective/ Expiration Dates	Notional Amount ($)	Cash Flows Received by the Fund	Underlying Debt Obligation	Unrealized Appreciation/ (Depreciation) ($)

10/5/2007 12/20/2008	2,855,000[1]	Fixed — 3.2%	General Motors Corp., 7.125%, 7/15/2013	(118,905)
10/9/2007 12/20/2008	3,005,000[2]	Fixed — 2.6%	General Motors Corp., 7.125%, 7/15/2013	(133,506)
10/22/2007 12/20/2008	5,640,000[3]	Fixed — 3.06%	General Motors Corp., 7.125%, 7/15/2013	(238,553)
10/9/2007 12/20/2008	2,855,000[4]	Fixed —3.1%	Ford Motor Co., 6.5%, 8/1/2018	(95,757)
10/10/2007 12/20/2008	1,715,000[1]	Fixed — 3.15%	Ford Motor Co., 6.5%, 8/1/2018	(57,119)
10/22/2007 12/20/2008	5,640,000[3]	Fixed — 3.05%	Ford Motor Co., 6.5%, 8/1/2018	(190,486)
10/23/2007 12/20/2008	533,000[1]	Fixed — 3.4%	Ford Motor Co., 6.5%, 8/1/2018	(17,128)
11/21/2007 12/20/2008	3,055,000[5]	Fixed — 4.02%	Tenet Healthcare Corp., 7.375%, 2/1/2013	28,271
12/19/2007 12/20/2008	4,000,000[3]	Fixed — 2.9%	Tenet Healthcare Corp., 7.375%, 2/1/2013	15,527
3/20/2008 3/20/2009	4,005,000[6]	Fixed — 2.65%	HCA, Inc., 7.7%, 3/20/2009	(16,843)
2/19/2008 3/20/2009	2,985,000[5]	Fixed — 3.8%	HCA, Inc., 7.7%, 3/20/2009	35,353
2/26/2008 3/20/2009	3,150,000[5]	Fixed — 5.0%	Tenet Healthcare Corp., 7.375%, 2/1/2013	65,286
10/17/2007 12/20/2009	3,220,000[5]	Fixed — 3.85%	Ford Motor Co., 6.5%, 8/1/2018	(432,062)
12/13/2007 12/20/2009	2,995,000[5]	Fixed — 5.05%	Ford Motor Co., 6.5%, 8/1/2018	(256,728)
1/29/2008 3/20/2013	2,400,000[3]	Fixed — 3.0%	HCA, Inc., 7.7%, 3/20/2009	19,818
Total net unrealized depreciation				(1,392,832)

At June 30, 2008, open credit default swap contract purchased was as follows:
Effective/ Expiration Dates	Notional Amount ($)	Cash Flows Paid by the Fund	Underlying Debt Obligation	Unrealized Appreciation ($)

5/6/2008 6/20/2013	2,940,000[5]	Fixed — 7.25%	ARCO Chemical Co., 9.8%, 2/1/2020	140,847
Counterparties:
1				Morgan Stanley Co., Inc.
2				Citigroup Global Markets, Inc.
3				Lehman Brothers, Inc.
4				Goldman Sachs & Co.
5				Merrill Lynch & Co., Inc.
6				JPMorgan Chase Securities, Inc.

As of June 30, 2008, the Fund had the following open forward foreign currency exchange contracts:
Contracts to Deliver		In Exchange For		Settlement Date	Unrealized Appreciation ($)
USD	3,611,382	EUR	2,320,000	7/11/2008	39,182
USD	2,990,559	EUR	1,916,300	7/11/2008	24,775
Total unrealized appreciation					63,957

Contracts to Deliver		In Exchange For		Settlement Date	Unrealized Depreciation ( $)
EUR	22,626,000	USD	34,858,747	7/11/2008	(743,689)

Currency Abbreviations:
EUR	Euro	USD	United States Dollar

ITEM 2.	CONTROLS AND PROCEDURES

(a)          The Chief Executive and Financial Officers concluded that the Registrant’s Disclosure Controls and Procedures are effective based on the evaluation of the Disclosure Controls and Procedures as of a date within 90 days of the filing date of this report.

(b)         There have been no changes in the registrant’s internal control over financial reporting that occurred during the registrant’s last fiscal quarter that has materially affected, or is reasonably likely to materially affect, the registrant’s internal controls over financial reporting.

ITEM 3.	EXHIBITS

Certification pursuant to Rule 30a-2(a) under the Investment Company Act of 1940 (17 CFR 270.30a-2(a)) is filed and attached hereto as Exhibit 99.CERT.

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

Registrant:	DWS High Income Fund, a series of DWS High Income Series

By:	/s/Michael G. Clark
Michael G. Clark

President

Date:	August 20, 2008

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

Registrant:	DWS High Income Fund, a series of DWS High Income Series

By:	/s/Michael G. Clark
Michael G. Clark

President

Date:	August 20, 2008

By:	/s/Paul Schubert
Paul Schubert

Chief Financial Officer and Treasurer

Date:                                        August 20, 2008